Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Accounts Receivable Net

	As of December 31,
	2016	2017
	NT$	NT$
Accounts receivable	17,359,584	16,873,044
Less: Allowance for sales discounts	(3,006)	—
Allowance for doubtful accounts	(1,695)	(11,933)

	17,354,883	16,861,111

Summary of Movements of Allowance for Doubtful Accounts

Movements on the Group’s allowance for doubtful accounts are as follows:

	For the years ended December 31,
	2016	2017
	NT$	NT$
Balance as of January 1	1,695	1,695
Allowance for doubtful accounts	—	11,911
Write-offs	—	(1,673)

Balance as of December 31	1,695	11,933